CAPITAL AND RESERVES - Summary of Issued Capital and Share Premium (Detail) - EUR (€)						12 Months Ended
	Nov. 23, 2021	Mar. 24, 2021	Mar. 23, 2021	Jan. 04, 2021	Oct. 08, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Conversion of warrants into shares (in shares)						17,009,291
Issuance of share capital (in shares)	37,229,736		491,183,856
Beginning balance						€ 320,311,000	€ 199,245,000	€ 49,956,000
Contribution of shares by Kinetik							12,500,000
Initial share capital of Arrival						30,000
Reduction of capital of Arrival						0
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival						0
Issuance of share capital as consideration for the merger with CIIG		€ 1,346,908,781				1,346,909,000
Treasury shares						(1,017,000)
Sale of treasury shares						1,301,000
Exercise of warrants into shares						188,013,000
Issuance of share capital						297,690,000	160,557,000	250,909,000
Share issue related cost	€ (15,913,588)
Ending balance						1,083,019,000	320,311,000	199,245,000
Share capital
Disclosure of classes of share capital [line items]
Beginning balance						239,103,000	227,333,000	16,000
Initial share capital of Arrival						30,000
Reduction of capital of Arrival						(30,000)
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival						185,719,000
Issuance of share capital as consideration for the merger with CIIG						7,232,000
Exercise of warrants into shares						1,427,000
Issuance of share capital	3,722,974	€ 7,232,227	€ 49,118,386	€ 4,265,114		3,723,000	11,770,000	7,333,000
Ending balance						65,766,000	239,103,000	227,333,000
Share premium
Disclosure of classes of share capital [line items]
Beginning balance						288,539,000	139,752,000	116,160,000
Contribution of Roborace Ltd by Kinetik							57,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival						(3,888,593,000)
Issuance of share capital as consideration for the merger with CIIG						602,413,000
Exercise of warrants into shares						117,347,000
Issuance of share capital	€ 309,880,938		€ 3,920,896,271			293,967,000	148,787,000	243,576,000
Ending balance						€ 5,190,859,000	€ 288,539,000	€ 139,752,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period						880,000,000	880,000,000
Contribution of shares by Kinetik (in shares)					(50,000,000)		(50,000,000)
Initial share capital (in shares)						300,000
Reduction of issued capital (in shares)			(300,000)			(300,000)
Adjustments on exchange of ordinary shares of related party (in shares)						(388,816,000)
Exchange of preference shares of related party (in shares)						42,651,000
Issuance of share capital as consideration for the merger (in shares)		72,322,267				72,322,000
Treasury shares (in shares)						(50,000)
Sale or acquisition of treasury shares (in shares)						50,000	37,508,000
Conversion of warrants into shares (in shares)						14,274,000
Issuance of share capital (in shares)						37,230,000
Shares sold to RSP scheme members (in shares)							12,492,000
Number of shares outstanding at end of the period						657,661,000	880,000,000	880,000,000
Ordinary shares | Issued Capital And Share Premium
Disclosure of classes of share capital [line items]
Beginning balance						€ 267,142,000	€ 267,085,000
Contribution of shares by Kinetik							(12,500,000)
Contribution of Roborace Ltd by Kinetik							57,000
Initial share capital of Arrival						30,000
Reduction of capital of Arrival						(30,000)
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival						3,702,874,000
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*				€ 260,500,001		260,500,000
Issuance of share capital as consideration for the merger with CIIG						609,645,000
Treasury shares						(5,000)
Sale of treasury shares						5,000	9,377,000
Shares sold to RSP Scheme members							3,123,000
Exercise of warrants into shares						118,774,000
Issuance of share capital						313,604,000
Share issue related cost						(15,914,000)
Ending balance						5,256,625,000	267,142,000	€ 267,085,000
Ordinary shares | Share capital
Disclosure of classes of share capital [line items]
Beginning balance						220,000,000	220,000,000
Contribution of shares by Kinetik							(12,500,000)
Initial share capital of Arrival						30,000
Reduction of capital of Arrival			€ (30,000)			(30,000)
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival						(170,881,000)
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*						4,265,000
Issuance of share capital as consideration for the merger with CIIG						7,232,000
Treasury shares						(5,000)
Sale of treasury shares						5,000	9,377,000
Shares sold to RSP Scheme members							3,123,000
Exercise of warrants into shares						1,427,000
Issuance of share capital						3,723,000
Ending balance						65,766,000	220,000,000	220,000,000
Ordinary shares | Share premium
Disclosure of classes of share capital [line items]
Beginning balance						47,142,000	47,085,000
Contribution of Roborace Ltd by Kinetik							57,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival						3,873,755,000
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*						256,235,000
Issuance of share capital as consideration for the merger with CIIG						602,413,453
Exercise of warrants into shares						117,347,000
Issuance of share capital						309,881,000
Share issue related cost						(15,914,000)
Ending balance						€ 5,190,859,000	€ 47,142,000	€ 47,085,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period						76,413,000	29,333,000
Exchange of preference shares of related party (in shares)						76,413,000
Issuance of share capital (in shares)							47,080,000
Number of shares outstanding at end of the period						0	76,413,000	29,333,000
Preference shares | Issued Capital And Share Premium
Disclosure of classes of share capital [line items]
Beginning balance						€ 260,500,000	€ 100,000,000
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*						(260,500,000)
Issuance of share capital							160,500,001.92
Ending balance						0	260,500,000	€ 100,000,000
Preference shares | Share capital
Disclosure of classes of share capital [line items]
Beginning balance						19,103,000	7,333,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival						(14,838,000)
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*						(19,103,000)
Issuance of share capital							11,770,003.25
Ending balance						0	19,103,000	7,333,000
Preference shares | Share premium
Disclosure of classes of share capital [line items]
Beginning balance						241,397,000	92,667,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival						14,838,000
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*						(241,397,000)
Issuance of share capital							148,729,998.67
Ending balance						€ 0	€ 241,397,000	€ 92,667,000